Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39007
Entity Registrant Name	Borr Drilling Limited
Entity Address, Address Line One	S.E. Pearman Building
Entity Address, Address Line Two	2nd Floor 9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Entity Central Index Key	0001715497
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31